Financial Risk Management and Fair Values - Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
1 percent appreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	1.00%	1.00%	1.00%
Increase/(decrease) on profit/(loss) after tax and retained profits	¥ 367	¥ 434	¥ 195
1 percent appreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	1.00%	1.00%	1.00%
Increase/(decrease) on profit/(loss) after tax and retained profits	¥ 24	¥ 26	¥ 28
1 percent depreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Increase/(decrease) on profit/(loss) after tax and retained profits	¥ (367)	¥ (434)	¥ (195)
1 percent depreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Increase/(decrease) on profit/(loss) after tax and retained profits	¥ (24)	¥ (26)	¥ (28)
10 percent appreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	10.00%	10.00%	10.00%
Increase/(decrease) on profit/(loss) after tax and retained profits	¥ 74	¥ 94	¥ 103
10 percent depreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/ (depreciation) of Remninbi against foreign currency	(10.00%)	(10.00%)	(10.00%)
Increase/(decrease) on profit/(loss) after tax and retained profits	¥ (74)	¥ (94)	¥ (103)